Other long-term assets (Details) - CAD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Long-term prepaid services	$ 29,169	$ 24,061
Insurance contracts held to fund defined benefit pension and life assurance arrangements - reimbursement rights	20,139	19,675
Retirement benefits assets	55,156	22,446
Deposits	18,609	13,503
Deferred financing fees	2,434	2,425
Other	17,813	28,330
Other long-term assets	$ 143,320	$ 110,440